Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Tabular Form of Financial Assets and Financial Liabilities at Carrying Value and Fair Value
The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2024 € '000s	2024 € '000s	2023 € '000s	2023 € '000s
Assets
Regulatory deposits	13,015	13,015	11,951	11,951
Loans receivable	853	853	95,809	95,809
Financial assets
Derivative financial instruments	272	272	—	—
Investments in non-listed equity instruments	—	—	174	174
Prepayment for sportsbook software[1]	112,594	112,594	—	—
Trade and other receivables	60,281	60,281	97,158	97,158
Restricted cash	8,703	8,703	38,287	38,287
Cash and cash equivalents	372,882	372,882	241,923	241,923
Fixed term deposits	13,180	13,180	—	—
Total	581,780	581,780	485,302	485,302

Liabilities
Lease liabilities	70,360	70,360	29,145	29,145
Derivative financial instruments	2,195	2,195	44,656	44,656
Deferred and contingent consideration	368	368	2,714	2,714
Interest-bearing loans and borrowings	36	36	87	87
Trade and other payables	218,812	218,812	162,875	162,875
Customer liabilities (at fair value through profit/loss)	51,108	51,108	67,592	67,592
Dividends payable	72,531	72,531	—	—
Total	415,410	415,410	307,069	307,069

Net	166,370	166,370	178,233	178,233
[1] Refer to note 15.

Summary of Key Value Assumptions
The key valuation assumptions as at January 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Exercise price ($m)	12.9	4.3
Volatility	N/A1	72.66%
Time to expiration (years)	N/A1	0.5
Risk-free rate	N/A1	5.40%
Probability of conditions being met	100%	91%
1 At the exercise date, on January 31, 2024, the fair value of the option was equal to the intrinsic value of the option and these assumptions were not applicable for the fair value measurement.

Summary of Tabular Form of Analysis of Loan and Borrowings
Analysis of loans and borrowings for the year ended December 31, 2024

Facility	Maturity	Interest rate	Currency	Facility amount
Other loans	On demand	0.00%	NGN	Unspecified

Analysis of loans and borrowings for the year ended December 31, 2023

Facility	Maturity	Interest rate	Currency	Facility amount
Other loans	On demand	—%	NGN	Unspecified
Other loans	On demand	0.00%	EUR	Unspecified

Summary of Cash Flows for Financial Liabilities

26	Financial instruments - fair values and risk management (continued)
Liquidity risk (continued)
The following table shows the undiscounted cash flows for financial liabilities.

	Carrying Amount € '000s	Contractual cash flows € '000s	less than1 year € '000s	1 - 2 years € '000s	3 - 5 years € '000s	Over 5 years € '000s
At December 31, 2024
Liabilities
Lease liabilities	70,360	106,162	8,498	9,224	26,477	61,963
Contingent consideration	368	368	368	—	—	—
Interest-bearing loans and borrowings - principal	36	36	36	—	—	—
Trade payables	88,596	88,596	88,596	—	—	—
Accruals[1]	122,615	122,615	122,615	—	—	—
Other payables	7,601	7,601	7,601	—	—	—
Customer liabilities (at fair value through profit/loss)	51,108	51,108	51,108	—	—	—
Derivative financial instruments	2,195	2,195	2,195	—	—	—
Dividends payable	72,531	72,531	72,531	—	—	—
Total	415,410	451,212	353,548	9,224	26,477	61,963

At December 31, 2023
Liabilities
Lease liabilities	29,145	43,982	7,881	6,549	11,370	18,182
Derivative financial instruments[2]	44,656	44,656	42,600	2,056	—	—
Deferred and contingent consideration	2,714	2,714	2,392	322	—	—
Interest-bearing loans and borrowings - principal	87	87	87	—	—	—
Trade payables	80,512	80,512	80,512	—	—	—
Accruals[1]	79,150	79,150	79,150	—	—	—
Other payables	3,214	3,214	3,214	—	—	—
Customer liabilities (at fair value through profit/loss)	67,592	67,592	67,592	—	—	—
Total	307,070	321,907	283,428	8,927	11,370	18,182
[1] Excludes gaming tax accruals.
[2] Derivative financial instruments in 2023 include instruments that were settled by way of the conclusion of the option arrangements detailed in note 20.

Summary of Reconciliation of Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred and contingent consideration € '000s	Lease liabilities € '000s	Total € '000s
At January 31, 2022	16,972	16,249	33,221
Cash outflows	(26,679)	(8,222)	(34,901)
Loans assumed in connection with the shares repurchased	222,345	—	222,345
Payments related to the repurchased shares	(224,322)	—	(224,322)
Deferred consideration paid	(13,200)	—	(13,200)
Effects of movements in exchange rates	1,875	(306)	1,569
Disposals	—	(112)	(112)
New leases	—	8,024	8,024
Arising as a result of merger	671	—	671
Arising from business combinations	23,445	—	23,445
Liabilities assumed on business combination	—	671	671
Interest	96	955	1,051
At December 31, 2022	1,203	17,259	18,462
Cash inflows	18,594	—	18,594
Arising from business combinations	120,992	4,367	125,359
Increase in deferred consideration	2,714	—	2,714
Cash outflows	(139,436)	(7,526)	(146,962)
Effects of movements in exchange rates	(1,859)	(791)	(2,650)
Disposals	—	(341)	(341)
New leases	—	4,410	4,410
Lease modification	—	11,737	11,737
Transfer to Liabilities associated with assets held for Sale	—	(2,038)	(2,038)
Other	15	—	15
Interest	578	2,068	2,646
At December 31, 2023	2,801	29,145	31,946
Cash outflows	(2,512)	(7,951)	(10,463)
Effects of movements in exchange rates	37	1,118	1,155
Disposals	—	(178)	(178)
New leases	—	44,970	44,970
Other	78	—	78
Interest	—	3,256	3,256
At December 31, 2024	404	70,360	70,764